PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
The following table presents the useful lives of each hospitality asset by class:

Hospitality assets by class	Useful life (in years)
Building and building improvements	5 to 50 +
Land improvements	15
Furniture, fixtures and equipment	3 to 10
The following table presents the change to the components of the partnership’s hospitality assets from the beginning of the year:

(US$ Millions)	Dec. 31, 2020	Dec. 31, 2019
Cost:
Balance, beginning of year	$7,246	$7,461
Accounting policy change(1)	—	122
Additions	164	387
Disposals	(75)	(52)
Foreign currency translation	142	98
Impact of deconsolidation due to loss of control and other(2)	(1,902)	(770)
	5,575	7,246
Accumulated fair value changes:
Balance, beginning of year	1,343	1,049
Revaluation (losses) gains, net (3)(4)	(130)	301
Impact of deconsolidation due to loss of control and other(2)	(729)	(7)
Disposals	13	—
Provision for impairment(3)	(15)	—
Foreign currency translation	6	—
	488	1,343
Accumulated depreciation:
Balance, beginning of year	(1,311)	(1,004)
Depreciation	(306)	(329)
Disposals	28	30
Foreign currency translation	(25)	(15)
Impact of deconsolidation due to loss of control and other(2)	786	7
	(828)	(1,311)
Total property, plant and equipment(5)	$5,235	$7,278
(1)The prior year includes the impact of the adoption of IFRS 16 through the recognition of right-of-use assets. See Note 2, Summary of Significant Accounting Policies for further information.
(2)The prior year includes the impact of the deconsolidation of BSREP III investments. See Note 3, Investment Properties for further information. The current year includes the impact of deconsolidation of the Atlantis.
(3)The current year impairment losses were recorded in revaluation losses, net in other comprehensive income and fair value (losses) gains, net in the income statement, which was a result of the impairment test performed on each of the partnership’s hospitality investments from the impact of the shutdown as discussed above.
(4)Revaluation (losses) gains, net includes $258 million of impairment losses offset by $128 million of revaluation gains.
(5)Includes right-of-use assets of $164 million (December 31, 2019 - $175 million).